Investment Objectives and Goals	Feb. 20, 2026
F/m Compoundr High Yield Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Compoundr High Yield Bond ETF (CPHY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Compoundr High Yield Bond ETF (the “F/m Compoundr High Yield Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr High-Yield Corporate Bond™ (NCPHY™) Index.

F/m Compoundr U.S. Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Compoundr U.S. Aggregate Bond ETF (CPAG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Compoundr U.S. Aggregate Bond ETF (the “F/m Compoundr U.S. Aggregate Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr U.S. Aggregate Bond™ Index (NCPAG™).